Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

16. Segment Information

        The Company separately evaluates the performance of each of its hotels. However, because each of the hotels has similar economic characteristics, facilities, and services, the properties have been aggregated into a single operating segment.